Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Arrowhead Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38042
Entity Tax Identification Number	46-0408024
Entity Address, Address Line One	177 E. Colorado Blvd
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91105
City Area Code	626
Local Phone Number	304-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ARWR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000879407
Amendment Flag	false